Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Frost Family of Funds
Entity Central Index Key	0001762332
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000210577
Shareholder Report [Line Items]
Fund Name	Frost Growth Equity Fund
Class Name	Institutional Class
Trading Symbol	FICEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Institutional Class Shares	$76	0.67%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For fiscal year 2024, the Frost Growth Equity Fund, Institutional Class posted a gain of 27.87%. Outperforming its benchmark, the Russell 1000 Growth Index, by 93 basis points, and its large growth peer group by 433 basis points. The Russell 1000 Growth Index remains more concentrated than the average Large Cap Growth Fund, often experiencing large relative swings based on a few (mega cap) stocks. Relative to our actively managed large growth peer group, the Fund ranked in the top quartile over the period.

Stock selection drove the Fund's performance, with consumer discretionary, communication services and health care as the top contributors, technology and industrials detracted the most. Sector allocation was an immaterial contributor.

In consumer discretionary, an underweight in Tesla and overweight in Amazon and Chipotle Mexican Grill were notable contributors. Tesla cut prices significantly to maintain volume targets, but vehicle sales have not recovered. What was formerly a 50% volume grower is struggling to stay flat. While we believe Tesla will remain a leader in electric vehicles, the stock looks expensive, and we maintain the position as a sizeable underweight in the Fund. Amazon was one of the top contributors driven by the uplift in tech stocks, profit and cash flow growth from cost management and interest in AI/data centers. Amazon was up almost 40% over the 12-month period.

In communication services, our investment in Spotify Technology was a solid contributor for the year. The stock benefitted from solid user growth, cost management, higher pricing and solidifying market leadership. Spotify, increasingly, controls its own destiny as its platform has grown and has branched out to podcasts and audiobooks. Revenue growth should be double digits for the next couple of years.

In health care, Eli Lilly, our top contributor for the year across sectors, rose 78% after a strong return last year. Lilly’s Mounjaro/Zepbound in diabesity is on pace to triple its revenues to more than $15 billion this year. More growth is expected before the end of the decade. Lilly has the most in-depth pipeline in diabesity with multiple follow-on molecules in the clinic currently. Lilly and Novo Nordisk will likely split this market, with a potential size in excess of $150 billion.

On the downside, relative performance in the technology sector was affected by an underweight in Broadcom and to a lesser extent, an underweight position in Apple. We believe Apple is one of the highest quality companies in the market and we have owned the stock for the past 15 years. However, we are underweight relative to the benchmark as we believe the valuation already reflects the quality and the growth prospects of the business. Software companies Microsoft and ServiceNow and the semiconductor company Advanced Micro Devices contributed positively to stock selection in the sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Growth Equity Fund, Institutional Class Shares - $3956182	Russell 1000 Index (USD)* - $3351876	Russell 1000 Growth Index (USD) - $4530574
Jul/14	$1000000	$1000000	$1000000
Jul/15	$1144533	$1112351	$1160821
Jul/16	$1124860	$1166137	$1211287
Jul/17	$1355878	$1352137	$1429944
Jul/18	$1695541	$1571035	$1756585
Jul/19	$1870940	$1696725	$1946708
Jul/20	$2393130	$1900918	$2527545
Jul/21	$3154861	$2622618	$3454593
Jul/22	$2682426	$2442448	$3042562
Jul/23	$3093990	$2758701	$3569204
Jul/24	$3956182	$3351876	$4530574

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Growth Equity Fund, Institutional Class Shares	27.87%	16.16%	14.74%
Russell 1000 Index (USD)*	21.50%	14.59%	12.86%
Russell 1000 Growth Index (USD)	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 240,759,686
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,271,123
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$240,759,686	57	$1,271,123	17%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.4%
Energy	0.5%
Materials	0.9%
Consumer Staples	2.8%
Industrials	3.3%
Financials	7.4%
Health Care	11.6%
Communication Services	13.2%
Consumer Discretionary	14.7%
Information Technology	43.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	12.3%
NVIDIA	10.2%
Apple	8.6%
Amazon.com	7.1%
Meta Platforms, Cl A	3.9%
Alphabet, Cl A	3.8%
Eli Lilly	3.7%
Alphabet, Cl C	3.3%
Visa, Cl A	2.9%
Mastercard, Cl A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210578
Shareholder Report [Line Items]
Fund Name	Frost Growth Equity Fund
Class Name	Investor Class
Trading Symbol	FACEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Investor Class Shares	$104	0.91%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For fiscal year 2024, the Frost Growth Equity Fund, Investor Class posted a gain of 27.55%. Outperforming its benchmark, the Russell 1000 Growth Index, by 61 basis points, and its large growth peer group by 401 basis points. The Russell 1000 Growth Index remains more concentrated than the average Large Cap Growth Fund, often experiencing large relative swings based on a few (mega cap) stocks. Relative to our actively managed large growth peer group, the Fund ranked in the top quartile over the period.

Stock selection drove the Fund’s performance, with consumer discretionary, communication services and health care as the top contributors, technology and industrials detracted the most. Sector allocation was an immaterial contributor.

In consumer discretionary, an underweight in Tesla and overweight in Amazon and Chipotle Mexican Grill were notable contributors. Tesla cut prices significantly to maintain volume targets, but vehicle sales have not recovered. What was formerly a 50% volume grower is struggling to stay flat. While we believe Tesla will remain a leader in electric vehicles, the stock looks expensive, and we maintain the position as a sizeable underweight in the Fund. Amazon was one of the top contributors driven by the uplift in tech stocks, profit and cash flow growth from cost management and interest in AI/data centers. Amazon was up almost 40% over the 12-month period.

In communication services, our investment in Spotify Technology was a solid contributor for the year. The stock benefitted from solid user growth, cost management, higher pricing and solidifying market leadership. Spotify, increasingly, controls its own destiny as its platform has grown and has branched out to podcasts and audiobooks. Revenue growth should be double digits for the next couple of years.

In health care, Eli Lilly, our top contributor for the year across sectors, rose 78% after a strong return last year. Lilly’s Mounjaro/Zepbound in diabesity is on pace to triple its revenues to more than $15 billion this year. More growth is expected before the end of the decade. Lilly has the most in-depth pipeline in diabesity with multiple follow-on molecules in the clinic currently. Lilly and Novo Nordisk will likely split this market, with a potential size in excess of $150 billion.

On the downside, relative performance in the technology sector was affected by an underweight in Broadcom and to a lesser extent, an underweight position in Apple. We believe Apple is one of the highest quality companies in the market and we have owned the stock for the past 15 years. However, we are underweight relative to the benchmark as we believe the valuation already reflects the quality and the growth prospects of the business. Software companies Microsoft and ServiceNow and the semiconductor company Advanced Micro Devices contributed positively to stock selection in the sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Growth Equity Fund, Investor Class Shares - $38593	Russell 1000 Index (USD)* - $33519	Russell 1000 Growth Index (USD) - $45306
Jul/14	$10000	$10000	$10000
Jul/15	$11417	$11124	$11608
Jul/16	$11188	$11661	$12113
Jul/17	$13462	$13521	$14299
Jul/18	$16789	$15710	$17566
Jul/19	$18476	$16967	$19467
Jul/20	$23579	$19009	$25275
Jul/21	$31010	$26226	$34546
Jul/22	$26285	$24424	$30426
Jul/23	$30256	$27587	$35692
Jul/24	$38593	$33519	$45306

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Growth Equity Fund, Investor Class Shares	27.55%	15.87%	14.46%
Russell 1000 Index (USD)*	21.50%	14.59%	12.86%
Russell 1000 Growth Index (USD)	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 240,759,686
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,271,123
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$240,759,686	57	$1,271,123	17%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.4%
Energy	0.5%
Materials	0.9%
Consumer Staples	2.8%
Industrials	3.3%
Financials	7.4%
Health Care	11.6%
Communication Services	13.2%
Consumer Discretionary	14.7%
Information Technology	43.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	12.3%
NVIDIA	10.2%
Apple	8.6%
Amazon.com	7.1%
Meta Platforms, Cl A	3.9%
Alphabet, Cl A	3.8%
Eli Lilly	3.7%
Alphabet, Cl C	3.3%
Visa, Cl A	2.9%
Mastercard, Cl A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210586
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
Class Name	Institutional Class
Trading Symbol	FIJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Institutional Class Shares	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Bloomberg U.S. Aggregate Bond Index (the AGG) returned 5.10% over the year. The Frost Total Return Bond Fund (Institutional Share Class) returned 11.34% for the same period, bettering the benchmark by over 6.0%.

• Broadly, the Fund obtained outperformance relative to its benchmark from each of the four primary decisions the portfolio team utilizes – interest rate decisions, credit risk allocations, asset sector allocations and security selection.

• The Fund maintained its effective duration – a measure of interest rate risk – between 3.20% and 5.40% with the lower end of the range early in the year and increasing steadily throughout the year and finishing close to the high end of the range at the end of July 2024.

• With the benchmark’s average duration approximately 6.25%, the Fund’s underweight duration allocation resulted in positive outperformance relative to the benchmark. The primary benefit to the Fund’s interest rate profile, compared to the index, was the rise in yields for maturities over ten years due to the yield curve inversion. The Fund was strategically positioned throughout the year to take advantage of further yield curve inversion. The allocation to credit resulted in outperformance relative to the index as the credit markets outperformed U.S. government sectors. Risk asset sectors generally benefited from economic and credit cycle performance. The Fund throughout the year was slightly overweight the below investment grade securities and underweight government securities.

• The Fund outperformed due to individual security selection across several sectors. Individual security selection was the largest positive attribution metric relative to the benchmark during the year.

• The Fund held an average allocation of 5% to energy over the year. This resulted in positive relative performance. Several of the Fund’s oil holdings saw significant outperformance. The Fund held underweight allocations to Treasury, corporate and RMBS sectors and overweight ABS, CMBS and CLOs. Each of these sector allocations aided the Fund’s relative performance to the benchmark, even before any consideration to security selection.

• The Fund’s average allocations during the year were 29% Treasurys, 21% corporates, 17% RMBS, 10% CLOs, 10% ABS, and 6% CMBS.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Total Return Bond Fund, Institutional Class Shares - $1381900	Bloomberg U.S. Aggregate Bond Index (USD)* - $1172680
Jul/14	$1000000	$1000000
Jul/15	$1015771	$1028241
Jul/16	$1056573	$1089267
Jul/17	$1094896	$1083660
Jul/18	$1112464	$1074990
Jul/19	$1170181	$1161858
Jul/20	$1177173	$1279452
Jul/21	$1257818	$1270473
Jul/22	$1216266	$1154652
Jul/23	$1241170	$1115764
Jul/24	$1381900	$1172680

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund, Institutional Class Shares	11.34%	3.38%	3.29%
Bloomberg U.S. Aggregate Bond Index (USD)*	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,373,875,556
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 10,281,854
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,373,875,556	392	$10,281,854	48%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Communication Services	0.1%
Real Estate	0.2%
Sovereign Debt	0.3%
Consumer Staples	0.5%
Utilities	0.6%
Municipal Bonds	1.4%
Commercial Paper	1.5%
Consumer Discretionary	1.8%
Information Technology	2.0%
Common Stock	2.1%
Industrials	2.4%
U.S. Government Agency Obligations	2.6%
Energy	3.6%
Collateralized Loan Obligation	3.9%
Financials	7.3%
Asset-Backed Securities	10.6%
U.S. Treasury Obligations	26.4%
Mortgage-Backed Securities	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bonds	4.375%	08/15/43	4.9%
U.S. Treasury Bonds	3.250%	05/15/42	3.2%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.9%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.6%
U.S. Treasury Bonds	3.875%	05/15/43	2.3%
U.S. Treasury Bonds	4.000%	11/15/42	2.3%
U.S. Treasury Notes	4.125%	09/30/27	2.2%
Paratus Energy Services	0.000%	—	2.1%
U.S. Treasury Notes	3.875%	08/15/33	2.0%
U.S. Treasury Bonds	4.000%	11/15/52	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210587
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
Class Name	Investor Class
Trading Symbol	FATRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Investor Class Shares	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Bloomberg U.S. Aggregate Bond Index (the AGG) returned 5.10% over the year. The Frost Total Return Bond Fund (Investor Class Shares) returned 10.94% for the same period, bettering the benchmark by over 5.84%.

• Broadly, the Fund obtained outperformance relative to its benchmark from each of the four primary decisions the portfolio team utilizes – interest rate decisions, credit risk allocations, asset sector allocations and security selection.

• The Fund maintained its effective duration – a measure of interest rate risk – between 3.20% and 5.40% with the lower end of the range early in the year and increasing steadily throughout the year and finishing close to the high end of the range at the end of July 2024.

• With the benchmark’s average duration approximately 6.25%, the Fund’s underweight duration allocation resulted in positive outperformance relative to the benchmark. The primary benefit to the Fund’s interest rate profile, compared to the index, was the rise in yields for maturities over ten years due to the yield curve inversion. The Fund was strategically positioned throughout the year to take advantage of further yield curve inversion. The allocation to credit resulted in outperformance relative to the index as the credit markets outperformed U.S. government sectors. Risk asset sectors generally benefited from economic and credit cycle performance. The Fund throughout the year was slightly overweight the below investment grade securities and underweight government securities.

• The Fund outperformed due to individual security selection across several sectors. Individual security selection was the largest positive attribution metric relative to the benchmark during the year.

• The Fund held an average allocation of 5% to energy over the year. This resulted in positive relative performance. Several of the Fund’s oil holdings saw significant outperformance. The Fund held underweight allocations to Treasury, corporate and RMBS sectors and overweight ABS, CMBS and CLOs. Each of these sector allocations aided the Fund’s relative performance to the benchmark, even before any consideration to security selection.

• The Fund’s average allocations during the year were 29% Treasurys, 21% corporates, 17% RMBS, 10% CLOs, 10% ABS, and 6% CMBS.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Total Return Bond Fund, Investor Class Shares - $13467	Bloomberg U.S. Aggregate Bond Index (USD)* - $11727
Jul/14	$10000	$10000
Jul/15	$10133	$10282
Jul/16	$10514	$10893
Jul/17	$10869	$10837
Jul/18	$11016	$10750
Jul/19	$11548	$11619
Jul/20	$11599	$12795
Jul/21	$12363	$12705
Jul/22	$11925	$11547
Jul/23	$12139	$11158
Jul/24	$13467	$11727

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund, Investor Class Shares	10.94%	3.12%	3.02%
Bloomberg U.S. Aggregate Bond Index (USD)*	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,373,875,556
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 10,281,854
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,373,875,556	392	$10,281,854	48%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Communication Services	0.1%
Real Estate	0.2%
Sovereign Debt	0.3%
Consumer Staples	0.5%
Utilities	0.6%
Municipal Bonds	1.4%
Commercial Paper	1.5%
Consumer Discretionary	1.8%
Information Technology	2.0%
Common Stock	2.1%
Industrials	2.4%
U.S. Government Agency Obligations	2.6%
Energy	3.6%
Collateralized Loan Obligation	3.9%
Financials	7.3%
Asset-Backed Securities	10.6%
U.S. Treasury Obligations	26.4%
Mortgage-Backed Securities	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bonds	4.375%	08/15/43	4.9%
U.S. Treasury Bonds	3.250%	05/15/42	3.2%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.9%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.6%
U.S. Treasury Bonds	3.875%	05/15/43	2.3%
U.S. Treasury Bonds	4.000%	11/15/42	2.3%
U.S. Treasury Notes	4.125%	09/30/27	2.2%
Paratus Energy Services	0.000%	—	2.1%
U.S. Treasury Notes	3.875%	08/15/33	2.0%
U.S. Treasury Bonds	4.000%	11/15/52	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210585
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
Class Name	A Class Shares
Trading Symbol	FAJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about A Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, A Class Shares	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Bloomberg U.S. Aggregate Bond Index (the AGG) returned 5.10% over the year. The Frost Total Return Bond Fund (A Class Shares) returned 10.96% for the same period, bettering the benchmark by 5.86%.

• Broadly, the Fund obtained outperformance relative to its benchmark from each of the four primary decisions the portfolio team utilizes – interest rate decisions, credit risk allocations, asset sector allocations and security selection.

• The Fund maintained its effective duration – a measure of interest rate risk – between 3.20% and 5.40% with the lower end of the range early in the year and increasing steadily throughout the year and finishing close to the high end of the range at the end of July 2024.

• With the benchmark’s average duration approximately 6.25%, the Fund’s underweight duration allocation resulted in positive outperformance relative to the benchmark. The primary benefit to the Fund’s interest rate profile, compared to the index, was the rise in yields for maturities over ten years due to the yield curve inversion. The Fund was strategically positioned throughout the year to take advantage of further yield curve inversion.The allocation to credit resulted in outperformance relative to the index as the credit markets outperformed U.S. government sectors. Risk asset sectors generally benefited from economic and credit cycle performance. The Fund throughout the year was slightly overweight the below investment grade securities and underweight government securities.

• The Fund outperformed due to individual security selection across several sectors. Individual security selection was the largest positive attribution metric relative to the benchmark during the year.

• The Fund held an average allocation of 5% to energy over the year. This resulted in positive relative performance. Several of the Fund’s oil holdings saw significant outperformance. The Fund held underweight allocations to Treasury, corporate and RMBS sectors and overweight ABS, CMBS and CLOs. Each of these sector allocations aided the Fund’s relative performance to the benchmark, even before any consideration to security selection.

• The Fund’s average allocations during the year were 29% Treasurys, 21% corporates, 17% RMBS, 10% CLOs, 10% ABS, and 6% CMBS.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	A Class Shares, With Load* - $13015	A Class Shares, Without Load - $13348	Bloomberg U.S. Aggregate Bond Index (USD)** - $11727
Jul/14	$10000	$10000	$10000
Jul/15	$9865	$10118	$10282
Jul/16	$10219	$10481	$10893
Jul/17	$10545	$10816	$10837
Jul/18	$10679	$10952	$10750
Jul/19	$11179	$11466	$11619
Jul/20	$11217	$11504	$12795
Jul/21	$11969	$12276	$12705
Jul/22	$11534	$11830	$11547
Jul/23	$11730	$12030	$11158
Jul/24	$13015	$13348	$11727

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund
A Class Shares, With Load*	8.18%	2.56%	2.67%
A Class Shares, Without Load	10.96%	3.09%	2.93%
Bloomberg U.S. Aggregate Bond Index (USD)**	5.10%	0.19%	1.61%

AssetsNet	$ 3,373,875,556
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 10,281,854
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,373,875,556	392	$10,281,854	48%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Communication Services	0.1%
Real Estate	0.2%
Sovereign Debt	0.3%
Consumer Staples	0.5%
Utilities	0.6%
Municipal Bonds	1.4%
Commercial Paper	1.5%
Consumer Discretionary	1.8%
Information Technology	2.0%
Common Stock	2.1%
Industrials	2.4%
U.S. Government Agency Obligations	2.6%
Energy	3.6%
Collateralized Loan Obligation	3.9%
Financials	7.3%
Asset-Backed Securities	10.6%
U.S. Treasury Obligations	26.4%
Mortgage-Backed Securities	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bonds	4.375%	08/15/43	4.9%
U.S. Treasury Bonds	3.250%	05/15/42	3.2%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.9%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.6%
U.S. Treasury Bonds	3.875%	05/15/43	2.3%
U.S. Treasury Bonds	4.000%	11/15/42	2.3%
U.S. Treasury Notes	4.125%	09/30/27	2.2%
Paratus Energy Services	0.000%	—	2.1%
U.S. Treasury Notes	3.875%	08/15/33	2.0%
U.S. Treasury Bonds	4.000%	11/15/52	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210574
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
Class Name	Institutional Class Shares
Trading Symbol	FCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Institutional Class Shares	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Fund’s hybrid benchmark (50% Bloomberg U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 8.79% for the year. The Fund returned 11.30% over the same period (the Institutional Share Class), representing a 2.51% of outperformance.

• The Fund was underweight interest rate risk throughout the year by maintaining its overall effective duration less than that of the benchmark. However, the Fund was also positioned for an expectation of a steeper yield curve (i.e., increasing yields as bond maturities increase) as the year progressed.

• The Fund’s effective duration was between 2.50% and 3.50%, with the low end of the range occurring early in the year and the high end of the range closer to the end of the year. This is compared to the 5.0% effective duration of the benchmark.

• Overall, the Fund saw very little overall performance attribution relative to the benchmark due to its interest rate risk profile. Overall Treasury yields declined somewhat over the year (for example the five-year Treasury Note yield decreased 4.25% to 3.75% in the year) but the yield curve steepened marginally as yields for shorter maturities declined and longer maturities increased. The Fund saw slight underperformance due to the shift in the yield curve but a largely offsetting outperformance in the yield curve twisting steeper as expected. These two interest rate profiles largely offset one another leading to very little performance attribution (positive or negative) for the Fund relative to the benchmark for the full year.

• The Fund was overweight the securitized market sectors (ABS, CMBS and CLOs) and underweight the investment-grade and high-yield corporate sector. These allocation positions resulted in relative outperformance as all three sectors delivered total returns over 12.0% in the year. The CLO sector delivered the best returns with almost 14.0% returns.

• The Fund was underweight credit risk such as high-yield sector, resulting in slight relative underperformance. Riskier sectors such as high yield outperformed during the year.

• The Fund slightly outperformed due to positive security selection. The Fund obtained slightly less than 1.0% of relative outperformance in the year based on security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Credit Fund, Institutional Class Shares - $1544623	Bloomberg U.S. Aggregate Bond Index (USD)* - $1172680	50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield - $1422203
Jul/14	$1000000	$1000000	$1000000
Jul/15	$1014536	$1028241	$1010179
Jul/16	$1042848	$1089267	$1077583
Jul/17	$1137533	$1083660	$1142341
Jul/18	$1182571	$1074990	$1153392
Jul/19	$1240253	$1161858	$1252023
Jul/20	$1262413	$1279452	$1352360
Jul/21	$1402749	$1270473	$1431346
Jul/22	$1317850	$1154652	$1287269
Jul/23	$1387813	$1115764	$1307295
Jul/24	$1544623	$1172680	$1422203

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund, Institutional Class Shares	11.30%	4.49%	4.44%
Bloomberg U.S. Aggregate Bond Index (USD)*	5.10%	0.19%	1.61%
50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield	8.79%	2.58%	3.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 317,464,023
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 1,032,438
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$317,464,023	177	$1,032,438	26%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Materials	0.2%
Utilities	1.2%
Real Estate	1.6%
Consumer Staples	2.7%
Communication Services	3.6%
Information Technology	3.8%
Commercial Paper	5.4%
Energy	5.4%
Mortgage-Backed Securities	6.3%
Financials	8.1%
Consumer Discretionary	9.1%
Industrials	11.0%
Collateralized Loan Obligation	15.8%
Asset-Backed Securities	19.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Apidos CLO XL, Ser 2024-40A, Cl CR, TSFR3M + 1.950%	7.235%	07/15/37	1.6%
GoldenTree Loan Management US CLO 14, Ser 2024-14A, Cl CR, TSFR3M + 1.900%	7.182%	07/20/37	1.6%
Battalion CLO 17, Ser 2024-17A, Cl CR, TSFR3M + 2.250%	7.532%	03/09/34	1.6%
Burlington Northern Santa Fe	5.500%	03/15/55	1.3%
Cruise Yacht Upper HoldCo	11.875%	07/05/28	1.3%
Brundage-Bone Concrete Pumping Holdings	6.000%	02/01/26	1.3%
Concentrix	6.850%	08/02/33	1.3%
Race Point IX, Ser 2017-9A, Cl BR, TSFR3M + 2.412%	7.713%	10/15/30	1.3%
Kyndryl Holdings	4.100%	10/15/41	1.2%
Aircastle	5.750%	10/01/31	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210575
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
Class Name	Investor Class
Trading Symbol	FCFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Investor Class Shares	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Fund’s hybrid benchmark (50% Bloomberg U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 8.79% for the year. The Fund returned 11.05% over the same period (the Investor Share Class), representing a 2.27% of outperformance.

• The Fund was underweight interest rate risk throughout the year by maintaining its overall effective duration less than that of the benchmark. However, the Fund was also positioned for an expectation of a steeper yield curve (i.e., increasing yields as bond maturities increase) as the year progressed.

• The Fund’s effective duration was between 2.50% and 3.50%, with the low end of the range occurring early in the year and the high end of the range closer to the end of the year. This is compared to the 5.0% effective duration of the benchmark.

• Overall, the Fund saw very little overall performance attribution relative to the benchmark due to its interest rate risk profile. Overall Treasury yields declined somewhat over the year (for example the five-year Treasury Note yield decreased 4.25% to 3.75% in the year) but the yield curve steepened marginally as yields for shorter maturities declined and longer maturities increased. The Fund saw slight underperformance due to the shift in the yield curve but a largely offsetting outperformance in the yield curve twisting steeper as expected. These two interest rate profiles largely offset one another leading to very little performance attribution (positive or negative) for the Fund relative to the benchmark for the full year.

• The Fund was overweight the securitized market sectors (ABS, CMBS and CLOs) and underweight the investment-grade and high-yield corporate sector. These allocation positions resulted in relative outperformance as all three sectors delivered total returns over 12.0% in the year. The CLO sector delivered the best returns with almost 14.0% returns.

• The Fund was underweight credit risk such as high-yield sector, resulting in slight relative underperformance. Riskier sectors such as high yield outperformed during the year.

• The Fund slightly outperformed due to positive security selection. The Fund obtained slightly less than 1.0% of relative outperformance in the year based on security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Credit Fund, Investor Class Shares - $15060	Bloomberg U.S. Aggregate Bond Index (USD)* - $11727	50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield - $14222
Jul/14	$10000	$10000	$10000
Jul/15	$10119	$10282	$10102
Jul/16	$10376	$10893	$10776
Jul/17	$11292	$10837	$11423
Jul/18	$11710	$10750	$11534
Jul/19	$12251	$11619	$12520
Jul/20	$12439	$12795	$13524
Jul/21	$13775	$12705	$14313
Jul/22	$12922	$11547	$12873
Jul/23	$13561	$11158	$13073
Jul/24	$15060	$11727	$14222

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund, Investor Class Shares	11.05%	4.21%	4.18%
Bloomberg U.S. Aggregate Bond Index (USD)*	5.10%	0.19%	1.61%
50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield	8.79%	2.58%	3.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 317,464,023
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 1,032,438
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$317,464,023	177	$1,032,438	26%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Materials	0.2%
Utilities	1.2%
Real Estate	1.6%
Consumer Staples	2.7%
Communication Services	3.6%
Information Technology	3.8%
Commercial Paper	5.4%
Energy	5.4%
Mortgage-Backed Securities	6.3%
Financials	8.1%
Consumer Discretionary	9.1%
Industrials	11.0%
Collateralized Loan Obligation	15.8%
Asset-Backed Securities	19.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Apidos CLO XL, Ser 2024-40A, Cl CR, TSFR3M + 1.950%	7.235%	07/15/37	1.6%
GoldenTree Loan Management US CLO 14, Ser 2024-14A, Cl CR, TSFR3M + 1.900%	7.182%	07/20/37	1.6%
Battalion CLO 17, Ser 2024-17A, Cl CR, TSFR3M + 2.250%	7.532%	03/09/34	1.6%
Burlington Northern Santa Fe	5.500%	03/15/55	1.3%
Cruise Yacht Upper HoldCo	11.875%	07/05/28	1.3%
Brundage-Bone Concrete Pumping Holdings	6.000%	02/01/26	1.3%
Concentrix	6.850%	08/02/33	1.3%
Race Point IX, Ser 2017-9A, Cl BR, TSFR3M + 2.412%	7.713%	10/15/30	1.3%
Kyndryl Holdings	4.100%	10/15/41	1.2%
Aircastle	5.750%	10/01/31	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210576
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
Class Name	A Class Shares
Trading Symbol	FCFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about A Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, A Class Shares	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Fund’s hybrid benchmark (50% Bloomberg U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 8.79% for the year. The Fund returned 10.94% over the same period (the A Share Class), representing a 2.15% of outperformance.

• The Fund was underweight interest rate risk throughout the year by maintaining its overall effective duration less than that of the benchmark. However, the Fund was also positioned for an expectation of a steeper yield curve (i.e., increasing yields as bond maturities increase) as the year progressed.

• The Fund’s effective duration was between 2.50% and 3.50%, with the low end of the range occurring early in the year and the high end of the range closer to the end of the year. This is compared to the 5.0% effective duration of the benchmark.

• Overall, the Fund saw very little overall performance attribution relative to the benchmark due to its interest rate risk profile. Overall Treasury yields declined somewhat over the year (for example the five-year Treasury Note yield decreased 4.25% to 3.75% in the year) but the yield curve steepened marginally as yields for shorter maturities declined and longer maturities increased. The Fund saw slight underperformance due to the shift in the yield curve but a largely offsetting outperformance in the yield curve twisting steeper as expected. These two interest rate profiles largely offset one another leading to very little performance attribution (positive or negative) for the Fund relative to the benchmark for the full year.

• The Fund was overweight the securitized market sectors (ABS, CMBS and CLOs) and underweight the investment-grade and high-yield corporate sector. These allocation positions resulted in relative outperformance as all three sectors delivered total returns over 12.0% in the year. The CLO sector delivered the best returns with almost 14.0% returns.

• The Fund was underweight credit risk such as high-yield sector, resulting in slight relative underperformance. Riskier sectors such as high yield outperformed during the year.

• The Fund slightly outperformed due to positive security selection. The Fund obtained slightly less than 1.0% of relative outperformance in the year based on security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	A Class Shares, With Load* - $14571	A Class Shares, Without Load - $14945	Bloomberg U.S. Aggregate Bond Index (USD)** - $11727	50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield - $14222
Jul/14	$10000	$10000	$10000	$10000
Jul/15	$9855	$10108	$10282	$10102
Jul/16	$10087	$10346	$10893	$10776
Jul/17	$10962	$11243	$10837	$11423
Jul/18	$11342	$11633	$10750	$11534
Jul/19	$11864	$12168	$11619	$12520
Jul/20	$12035	$12343	$12795	$13524
Jul/21	$13343	$13685	$12705	$14313
Jul/22	$12502	$12823	$11547	$12873
Jul/23	$13135	$13472	$11158	$13073
Jul/24	$14571	$14945	$11727	$14222

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund
A Class Shares, With Load*	8.18%	3.67%	3.84%
A Class Shares, Without Load	10.94%	4.20%	4.10%
Bloomberg U.S. Aggregate Bond Index (USD)**	5.10%	0.19%	1.61%
50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield	8.79%	2.58%	3.58%

AssetsNet	$ 317,464,023
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 1,032,438
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$317,464,023	177	$1,032,438	26%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Materials	0.2%
Utilities	1.2%
Real Estate	1.6%
Consumer Staples	2.7%
Communication Services	3.6%
Information Technology	3.8%
Commercial Paper	5.4%
Energy	5.4%
Mortgage-Backed Securities	6.3%
Financials	8.1%
Consumer Discretionary	9.1%
Industrials	11.0%
Collateralized Loan Obligation	15.8%
Asset-Backed Securities	19.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Apidos CLO XL, Ser 2024-40A, Cl CR, TSFR3M + 1.950%	7.235%	07/15/37	1.6%
GoldenTree Loan Management US CLO 14, Ser 2024-14A, Cl CR, TSFR3M + 1.900%	7.182%	07/20/37	1.6%
Battalion CLO 17, Ser 2024-17A, Cl CR, TSFR3M + 2.250%	7.532%	03/09/34	1.6%
Burlington Northern Santa Fe	5.500%	03/15/55	1.3%
Cruise Yacht Upper HoldCo	11.875%	07/05/28	1.3%
Brundage-Bone Concrete Pumping Holdings	6.000%	02/01/26	1.3%
Concentrix	6.850%	08/02/33	1.3%
Race Point IX, Ser 2017-9A, Cl BR, TSFR3M + 2.412%	7.713%	10/15/30	1.3%
Kyndryl Holdings	4.100%	10/15/41	1.2%
Aircastle	5.750%	10/01/31	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210579
Shareholder Report [Line Items]
Fund Name	Frost Low Duration Bond Fund
Class Name	Institutional Class
Trading Symbol	FILDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Institutional Class Shares	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Bloomberg  U.S. Government Credit One to Five Year Bond Index returned 5.83% during the year that ended July 31, 2024. The Frost Low Duration Bond Fund (Institutional Share Class) returned 6.94% over the same period, outperformance of 1.10%.

• The Fund maintained an underweight allocation to interest rate risk, with an effective duration profile of between 2.0% and 2.40% compared to the benchmark’s average duration of approximately 2.65%.

• Short-term interest rates, while volatile, finished the year ever so slightly lower than where they began the year as the Federal Reserve largely made no significant changes to monetary policy and the US economy remained solid.

• In turn, the Fund saw little relative performance attribution (neither positive nor negative) from its interest rate profile compared to its benchmark.

• The Fund’s primary relative outperformance was positive sector allocations. The Fund held a meaningful overweight to the ABS sector (40%) and an underweight to the Treasury sector (26%). The ABS sector during the year meaningfully outperformed, before taking into account security selection, both the investment grade corporate and the Treasury sectors. The Treasury sector delivered the lowest aggregate returns as well. Overall, the Fund obtained approximately 1.0% of its outperformance relative to the benchmark from these sector allocation decisions.

• The Fund obtained approximately 0.25% of outperformance do to solid individual security selection in the year. Most of these results came in the Fund’s investment grade corporate sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Low Duration Bond Fund, Institutional Class Shares - $1187381	Bloomberg U.S. Aggregate Bond Index (USD)* - $1172680	Bloomberg 1-5 Year US Government/Credit Index (USD) - $1171042
Jul/14	$1000000	$1000000	$1000000
Jul/15	$1013015	$1028241	$1016817
Jul/16	$1027478	$1089267	$1042602
Jul/17	$1042698	$1083660	$1046542
Jul/18	$1051007	$1074990	$1040877
Jul/19	$1088009	$1161858	$1095239
Jul/20	$1130030	$1279452	$1159926
Jul/21	$1150561	$1270473	$1164863
Jul/22	$1098858	$1154652	$1110767
Jul/23	$1110356	$1115764	$1106545
Jul/24	$1187381	$1172680	$1171042

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Low Duration Bond Fund, Institutional Class Shares	6.94%	1.76%	1.73%
Bloomberg U.S. Aggregate Bond Index (USD)*	5.10%	0.19%	1.61%
Bloomberg 1-5 Year US Government/Credit Index (USD)	5.83%	1.35%	1.59%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 320,433,457
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 902,705
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$320,433,457	75	$902,705	72%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Mortgage-Backed Securities	0.7%
Communication Services	0.9%
Real Estate	0.9%
Consumer Discretionary	1.2%
Commercial Paper	1.9%
Information Technology	3.8%
U.S. Government Agency Obligations	4.3%
Industrials	7.4%
Financials	8.0%
U.S. Treasury Obligations	31.4%
Asset-Backed Securities	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/31/29	14.1%
U.S. Treasury Notes	4.375%	11/30/28	7.9%
U.S. Treasury Notes	4.000%	02/29/28	7.8%
Molex Electronic Technologies	3.900%	04/15/25	3.1%
Verizon Master Trust, Ser 2023-4, Cl C	5.650%	06/20/29	3.1%
Fifth Third Bancorp, SOFRINDX + 2.192%	6.361%	10/27/28	2.6%
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B	5.550%	04/15/27	2.5%
Kyndryl Holdings	2.050%	10/15/26	2.3%
Westlake Automobile Receivables Trust, Ser 2022-3A, Cl D	6.680%	04/17/28	2.2%
Charles Schwab, SOFRRATE + 2.210%	5.643%	05/19/29	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210580
Shareholder Report [Line Items]
Fund Name	Frost Low Duration Bond Fund
Class Name	Investor Class
Trading Symbol	FADLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Investor Class Shares	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Bloomberg U.S. Government Credit One to Five Year Bond Index returned 5.83% during the year that ended July 31, 2024. The Frost Low Duration Bond Fund (Investor Share Class) returned 6.64% over the same period, outperformance of 0.81%.

• The Fund maintained an underweight allocation to interest rate risk, with an effective duration profile of between 2.0% and 2.40% compared to the benchmark’s average duration of approximately 2.65%.

• Short-term interest rates, while volatile, finished the year ever so slightly lower than where they began the year as the Federal Reserve largely made no significant changes to monetary policy and the US economy remained solid.

• In turn, the Fund saw little relative performance attribution (neither positive nor negative) from its interest rate profile compared to its benchmark.

• The Fund’s primary relative outperformance was positive sector allocations. The Fund held a meaningful overweight to the ABS sector (40%) and an underweight to the Treasury sector (26%). The ABS sector during the year meaningfully outperformed, before taking into account security selection, both the investment grade corporate and the Treasury sectors. The Treasury sector delivered the lowest aggregate returns as well. Overall, the Fund obtained approximately 1.0% of its outperformance relative to the benchmark from these sector allocation decisions.

• The Fund obtained approximately 0.25% of outperformance do to solid individual security selection in the year. Most of these results came in the Fund’s investment grade corporate sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Low Duration Bond Fund, Investor Class Shares - $11590	Bloomberg U.S. Aggregate Bond Index (USD)* - $11727	Bloomberg 1-5 Year US Government/Credit Index (USD) - $11710
Jul/14	$10000	$10000	$10000
Jul/15	$10105	$10282	$10168
Jul/16	$10224	$10893	$10426
Jul/17	$10350	$10837	$10465
Jul/18	$10407	$10750	$10409
Jul/19	$10746	$11619	$10952
Jul/20	$11144	$12795	$11599
Jul/21	$11318	$12705	$11649
Jul/22	$10772	$11547	$11108
Jul/23	$10869	$11158	$11065
Jul/24	$11590	$11727	$11710

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Low Duration Bond Fund, Investor Class Shares	6.64%	1.52%	1.49%
Bloomberg U.S. Aggregate Bond Index (USD)*	5.10%	0.19%	1.61%
Bloomberg 1-5 Year US Government/Credit Index (USD)	5.83%	1.35%	1.59%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 320,433,457
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 902,705
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$320,433,457	75	$902,705	72%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Mortgage-Backed Securities	0.7%
Communication Services	0.9%
Real Estate	0.9%
Consumer Discretionary	1.2%
Commercial Paper	1.9%
Information Technology	3.8%
U.S. Government Agency Obligations	4.3%
Industrials	7.4%
Financials	8.0%
U.S. Treasury Obligations	31.4%
Asset-Backed Securities	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/31/29	14.1%
U.S. Treasury Notes	4.375%	11/30/28	7.9%
U.S. Treasury Notes	4.000%	02/29/28	7.8%
Molex Electronic Technologies	3.900%	04/15/25	3.1%
Verizon Master Trust, Ser 2023-4, Cl C	5.650%	06/20/29	3.1%
Fifth Third Bancorp, SOFRINDX + 2.192%	6.361%	10/27/28	2.6%
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B	5.550%	04/15/27	2.5%
Kyndryl Holdings	2.050%	10/15/26	2.3%
Westlake Automobile Receivables Trust, Ser 2022-3A, Cl D	6.680%	04/17/28	2.2%
Charles Schwab, SOFRRATE + 2.210%	5.643%	05/19/29	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210584
Shareholder Report [Line Items]
Fund Name	Frost Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	FIMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Frost Municipal Bond Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Municipal Bond Fund, Institutional Class Shares	$105	1.04%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund returned 1.74% (Institutional Share Class) during the year compared to 3.74% for the benchmark, the Bloomberg Municipal Bond Index. The primary underperformance characteristic for the Fund in the year was its meaningful underweight to long-maturity (i.e., bonds with ten years and great maturities) securities as these sectors outperformed. The Fund allocated on average less than 15% to securities over ten-year maturities compared to the benchmark of close to 45%. This long maturity sector of the benchmark delivered returns of close to 5%. Additionally, the Fund held a meaningful allocation to cash during the last few months of the year in preparation for its permanent closing.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Municipal Bond Fund, Institutional Class Shares - $1194113	Bloomberg US Municipal Bond Index (USD)* - $1276168
Jul/14	$1000000	$1000000
Jul/15	$1025172	$1035627
Jul/16	$1068418	$1107538
Jul/17	$1068399	$1110379
Jul/18	$1071127	$1121412
Jul/19	$1129890	$1203341
Jul/20	$1170133	$1267820
Jul/21	$1202502	$1309530
Jul/22	$1168343	$1218808
Jul/23	$1173693	$1230125
Jul/24	$1194113	$1276168

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Municipal Bond Fund, Institutional Class Shares	1.74%	1.11%	1.79%
Bloomberg US Municipal Bond Index (USD)*	3.74%	1.18%	2.47%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 3,581,174
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 11,236
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,581,174	8	$11,236	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Municipal Bonds	67.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Main Street Market Square Redevelopment Authority, BAM	5.000%	09/01/29	14.3%
Taylor, Brownfield Redevelopment Authority, NATL	4.000%	05/01/28	14.0%
Clifton, Higher Education Finance, Ser B	5.000%	08/15/25	13.0%
Clifton, Higher Education Finance, Ser A	3.375%	12/01/24	7.5%
California State, Municipal Finance Authority, Ser A	5.000%	03/01/25	7.0%
Idaho State, Housing & Finance Association	4.000%	07/01/26	4.3%
City of Medina Ohio	4.000%	12/01/32	4.1%
Mount Diablo Unified School District, Ser A	4.000%	08/01/31	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, at https://frostinv.com/ or upon request at 1-877-71-FROST.

The Frost Municipal Bond Fund was liquidated on August 28, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210583
Shareholder Report [Line Items]
Fund Name	Frost Municipal Bond Fund
Class Name	Investor Class
Trading Symbol	FAUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Frost Municipal Bond Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Municipal Bond Fund, Investor Class Shares	$124	1.23%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund returned 1.44% (Investor Share Class) during the year compared to 3.74% for the benchmark, the Bloomberg Municipal Bond Index. The primary under performance characteristic for the Fund in the year was its meaningful underweight to long-maturity (i.e., bonds with ten years and great maturities) securities as these sectors outperformed. The Fund allocated on average less than 15% to securities over ten-year maturities compared to the benchmark of close to 45%. This long maturity sector of the benchmark delivered returns of close to 5%. Additionally, the Fund held a meaningful allocation to cash during the last few months of the year in preparation for its permanent closing.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Municipal Bond Fund, Investor Class Shares - $11651	Bloomberg US Municipal Bond Index (USD)* - $12762
Jul/14	$10000	$10000
Jul/15	$10216	$10356
Jul/16	$10631	$11075
Jul/17	$10605	$11104
Jul/18	$10604	$11214
Jul/19	$11157	$12033
Jul/20	$11525	$12678
Jul/21	$11825	$13095
Jul/22	$11449	$12188
Jul/23	$11485	$12301
Jul/24	$11651	$12762

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Municipal Bond Fund, Investor Class Shares	1.44%	0.87%	1.54%
Bloomberg US Municipal Bond Index (USD)*	3.74%	1.18%	2.47%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 3,581,174
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 11,236
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,581,174	8	$11,236	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Municipal Bonds	67.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Main Street Market Square Redevelopment Authority, BAM	5.000%	09/01/29	14.3%
Taylor, Brownfield Redevelopment Authority, NATL	4.000%	05/01/28	14.0%
Clifton, Higher Education Finance, Ser B	5.000%	08/15/25	13.0%
Clifton, Higher Education Finance, Ser A	3.375%	12/01/24	7.5%
California State, Municipal Finance Authority, Ser A	5.000%	03/01/25	7.0%
Idaho State, Housing & Finance Association	4.000%	07/01/26	4.3%
City of Medina Ohio	4.000%	12/01/32	4.1%
Mount Diablo Unified School District, Ser A	4.000%	08/01/31	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, at https://frostinv.com/ or upon request at 1-877-71-FROST.

The Frost Municipal Bond Fund was liquidated on August 28, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/